Performance Management - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Trust Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Trust by showing: (a) changes in the Trust’s performance from year to year; and (b) by showing how the Trust’s average annual total returns for the designated periods compare to the returns of the Bloomberg Municipal Bond Index, which may provide an indication of the performance of the overall U.S. municipal fixed income market, and the Bloomberg Hawaii Municipal Bond Index. The Trust’s past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.hawaiiantaxfreetrust.com or by calling 800-437-1000 (toll-free).

Performance Past Does Not Indicate Future [Text]	The Trust’s past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Trust by showing: (a) changes in the Trust’s performance from year to year; and (b) by showing how the Trust’s average annual total returns for the designated periods compare to the returns of the Bloomberg Municipal Bond Index, which may provide an indication of the performance of the overall U.S. municipal fixed income market, and the Bloomberg Hawaii Municipal Bond Index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.84% (quarter ended December 31, 2023) and the lowest return for a quarter was -4.78 (quarter ended March 31, 2022).

The year-to-date (from January 1, 2026 to June 30, 2026) total return for Class Y Shares was 1.79%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	5.84%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(4.78%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Average Annual Total Returns for the Periods Ended December 31, 2025
	1 Year	5 Years	10 Years	Since Inception
Class Returns Before Taxes:
Class A	0.72%	(0.42)%	0.76%
Class C	1.96%	(0.61)%	0.35%
Class F	4.00%	0.38%	N/A	1.60%(1)
Class Y	4.00%	0.39%	1.37%
Class Y Returns After Taxes:
On Distributions	4.00%	0.39%	1.37%
On Distributions and Redemption	3.51%	0.78%	1.54%
Bloomberg Municipal Bond Index* (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.35%
Bloomberg Hawaii Municipal Bond Index* (reflects no deduction for fees, expenses or taxes)	4.72%	0.64%	2.12%

*	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg, or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
(1)	Inception date - November 30, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (Please note that an investment in shares of the Trust may not be suitable for you if you are investing through a tax-deferred account). The total returns reflect reinvestment of dividends and distributions. After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.

Performance Availability Website Address [Text]	www.hawaiiantaxfreetrust.com
Performance Availability Phone [Text]	800-437-1000